EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Distribution Statement

To the Holders of:
STRATS(SM) TRUST FOR AMBAC FINANCIAL GROUP, INC. SECURITIES, SERIES 2007-1
Structured Repackaged Asset-Backed Trust Securities
*CUSIP:	784786204 – 6.70% Class A Certificates

U.S. Bank Trust National Association, as Trustee for the STRATS(SM) Trust For AMBAC Financial Group, Inc. Securities, Series 2007-1, hereby gives notice with respect to the Distribution Date of May 17, 2013 (the “Distribution Date”) as follows:

Record Date: May 17, 2013

Collection Period: February 15, 2013 through May 17, 2013, 90 Days

Distribution Date: May 17, 2013

Underlying Securities: AMBAC Financial Group, Inc. 6.15% Directly-Issued Subordinated Capital Securities due 2037

CUSIP of Underlying Security*: 023139AF5

Certificate Account Holdings as of beginning of Collection Period

Cash Balance:	$0.00

Number of Underlying Securities Held:	37,500,000

Principal Amount of Underlying Securities:	$37,500,000.00

Cash Flows received during Collection Period

Scheduled Income** received on Underlying Securities on Distribution Date:	$0.00

Principal Received on Underlying Securities:	$0.00

  Below activities were due to mandatory exchange of Underlying Securities for Ambac Common Stock and Warrants per Ambac’s First Modified Fifth Amended Plan of Reorganization, effective as of May 1, 2013, under which Ambac emerged from bankruptcy.

On 5-3-2013 Surrendered $37,500,000 AMBAC Financial Group 6.15% corporate bonds due 2/15/2037
On 5-3-2013 Received 63,281 shares of Ambac Common Stock
On 5-3-2013 Received 469,192 Ambac Warrants

On 5-10-2013 Sold 4,116 Shares of Ambac Common Stock to pay fees and expenses

On 5-17-2013 Distributed 469,192 Ambac Warrants to Holders of the Class A Certificates

On 5-17-2013 Distributed 59,165 Shares of Ambac Common Stock to Holders of the Class A Certificates

On 5-17-2013 STRATS Ambac 2007-1 CUSIP Number 784786204 removed from DTC reported as 1,371,492 units at $25 = $34,287,300

Certificate Account Holdings at close of business on Distribution Date

Cash Balance:	$0.00

Number of Underlying Securities Held:	0

Principal Amount of Underlying Securities:	$0.00

Issued by Trust and outstanding as of beginning of Collection Period

1,371,492 Class A Certificates representing Stated Amount:	$34,287,300.00

Number of Call Warrants:	75

Issued by Trust and outstanding at close of business on Distribution Date

0 Class A Certificates representing Stated Amount:	$0.00

Number of Call Warrants:	0

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.  It is included solely for the convenience of the Holders.

** Interest on the Underlying Securites accrued during the current collection period but was not paid to the issuing entity because the Underlying Securities were in a deferral period.